Stock Options and Warrants - Narrative (Details)	3 Months Ended			9 Months Ended			12 Months Ended						9 Months Ended	3 Months Ended
	Sep. 30, 2013 USD ($)	Mar. 29, 2013	Sep. 30, 2012 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CAD	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Jan. 18, 2011 CAD	Dec. 31, 2010	Sep. 30, 2013 1-11-13 Stock Option Grant [Member] CAD	Mar. 29, 2013 1-18-11 Stock Option Grant [Member] CAD	Sep. 30, 2013 1-18-11 Stock Option Grant [Member]	Dec. 31, 2012 1-18-11 Stock Option Grant [Member]	Sep. 30, 2013 1-11-2013 Stock Option Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				91,667	91,667	0	0	0	123,250	123,250
Exercise Price 3-18-2010 Stock Option Grant											3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	225,617		133,950	225,617	225,617	133,950	133,950	133,950	136,109	136,109		36,867			123,250	123,250	91,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											6.00
Percent Of January 18, 2011 Stock Option Grant Vested on Date of Grant							25.00%	25.00%	25.00%	25.00%
Portion of January 18, 2011 Award Vesting on First, Second and Third Anniversary Dates							25.00%	25.00%	25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value								3.72					4.54	3.72
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 6.45	6.45	$ 0.00		0.00		6.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.88%					2.27%	2.27%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		3.13%					3.13%	3.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		65.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%					0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		100.00%					100.00%	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term, Minimum		6 years					6 years	6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		10 years					9 years	9 years
Share-based compensation	$ 63		$ 28	$ 184,000		$ 84,000	$ 113,000		$ 113,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	457,000			457,000			225,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition				27 months	27 months		2 years	2 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price					5.69		$ 5.56	5.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term				8 years 1 month 6 days	8 years 1 month 6 days		8 years	8 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	1,000,000			1,000,000			40,000
Equity Incentive Plan, Director Threshold by Direct or Indirect Purchase of Stock, Maximum				$ 100,000
Equity Incentive Plan, Ratio Conversion of Restricted Stock Based on Aggregate Purchase Price of Shares				3	3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				20.00%	20.00%